GS Mortgage-Backed Securities Trust 2022 ABS-15G

Exhibit 99.5 Schedule 7

Customer Loan ID	Loan Exception ID	Exception ID	Exception Category	Exception Sub Category	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade	Subject to Predatory Lending	HUD Category
XXXX	XXXX	XXXX	Credit		Required Documentation is Missing	Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.		(2021-04-14) Lender provided a VVOE dated prior to consummation. Documentation is deemed acceptable. Condition cleared. (2021-04-12) VVOE submitted was dated XX/XX/XXXX which was post closing. Consummation date was XX/XX/XXXX. QM does not accept post-closing reconciliation. Condition remains. (2021-04-08) VOE submitted was dated after consummation date. QM does not accept post-closing reconciliation. Condition remains.	Borrower has resided in current property for 6.00 years. ; Primary borrower has 19.00 years in field. ; UW guides maximum DTI of XX%, loan qualified with DTI of XX%.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
XXXX	XXXX	XXXX	Credit		Borrower's financed properties exceed guideline maximum	A borrower is not eligible for financing if they currently have 1 financed properties. Per the schedule of real estate owned, the borrower(s) currently (has/have) X financed properties, which makes them ineligible for financing. The loan was submitted to XX with 1 financed property; however, the borrower had X financed properties at the time of closing.		(2021-05-17) Lender provided documentation to support the 2nd financed property. Condition is cleared.	UW Guides require XX months reserves, loan qualified with XX months reserves.; Primary borrower has 15.00 years in field. ; Borrower has resided in current property for 17.08 years.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
XXXX	XXXX	XXXX	Credit		DTI Exceeds Guidelines	Guidelines reflect a DTI of XX%. Due to a miscalculation of debts to income, the actual DTI is XX%. Income used includes total borrower income $X,XXX.XX plus subject property positive rental income $X,XXX.XX plus other REO positive rental income $X,XXX.XX. Total debt amount used is $X,XXX.XX		(2021-05-17) Lender provided a valid AUS. Condition is cleared.	UW Guides require XX months reserves, loan qualified with XX months reserves.; Primary borrower has 15.00 years in field. ; Borrower has resided in current property for 17.08 years.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
XXXX	XXXX	XXXX	Credit		Invalid AUS	The Lender's Guidelines/Agency Guidelines require loan data to be resubmitted to XX if the data changes from the time the AUS was last run. The most recent AUS in file reflects issues with Incorrect Figures,. The borrower's financed properties exceed the number submitted to XX.		(2021-05-17) Lender provided documentation to support new PITI expenses on primary residence and an updated valid AUS. Condition is cleared.	UW Guides require XX months reserves, loan qualified with XX months reserves.; Primary borrower has 15.00 years in field. ; Borrower has resided in current property for 17.08 years.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
XXXX	XXXX	XXXX	Credit		Missing 3rd Party Verbal Verification of Employment 1 (Borrower)	Missing 3rd Party Verbal Verification of Employment for Borrower's job in position 1 on the application. Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.		(2021-05-17) Lender provided an acceptable VVOE. Condition is cleared.	UW Guides require XX months reserves, loan qualified with XX months reserves.; Primary borrower has 15.00 years in field. ; Borrower has resided in current property for 17.08 years.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
XXXX	XXXX	XXXX	Credit		Missing 3rd Party Verbal Verification of Employment 1 (CoBorrower)	MIssing 3rd Party Verbal Verification of Employment for CoBorrower's job in position 1 on the application. Guidelines require a VVOE within 10 business days prior to the note date. The VVOE is missing.		(2021-05-17) Lender provided an acceptable VVOE. Condition is cleared.	UW Guides require XX months reserves, loan qualified with XX months reserves.; Primary borrower has 15.00 years in field. ; Borrower has resided in current property for 17.08 years.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
XXXX	XXXX	XXXX	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence		(2021-05-17) Lender provided documentation to support new PITI expenses on primary residence. Condition is cleared.	UW Guides require XX months reserves, loan qualified with XX months reserves.; Primary borrower has 15.00 years in field. ; Borrower has resided in current property for 17.08 years.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
XXXX	XXXX	XXXX	Credit		Missing Evidence of Property Taxes for Primary Residence	Missing Evidence of Property Taxes for Primary Residence		(2021-05-17) Lender provided documentation to support new PITI expenses on primary residence. Condition is cleared.	UW Guides require XX months reserves, loan qualified with XX months reserves.; Primary borrower has 15.00 years in field. ; Borrower has resided in current property for 17.08 years.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
XXXX	XXXX	XXXX	Property	Subject Approved with Appraisal Waiver	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation required to support value.	(2021-07-13) Appraiser states on page 2 the market trends are increasing with sale times under 90 days, however, makes time adjustments that are minimal for this market. Online sources are noted in May XXXX alone an XX% increase in prices. The adjustments are extremely low as compared to market trends in the area and furthermore, sale data from XX/XXXX-XX/XXXX should not have been used, sale data under 90 days would be considered the most reliable data. Again this would affect the overall valuation of the subject. Sale #1 has an adverse location influence with a +$X,XXX.XX location adjustment. The online street shows a double yellow line with heavy traffic, a XXXXX XXX station next to that sale, nail salon across the street and an apartment building. The adjustment of $X,XXX.XX is not eve close to being realistic, and to make this comparable 1 is making no sense. This is supposed to be the best sale in the report, it’s the least, and in reality isn’t even a comparable, it’s a sale. The subject is a 4 bedroom home, appraiser’s use of 3 bedroom homes would be considered the least desirable sale data and a functional utility adjustment for 3 versus 4 might have been considered appropriate. Overall there is a
							reliance on not truly comparable sale data, and this is affecting the overall valuation of the subject.	(2022-02-15) Lender provided a XXXX appraisal with a $X,XXX.XX value and within tolerance of $X,XXX.XX stated value. Condition acknowledged by Client.	UW Guides require X months reserves, loan qualified with XX months reserves.; Primary borrower has 15.00 years in field. ; Borrower has resided in current property for 17.08 years.	Acknowledged by Client	3	2	C	B	C	B	C	B	C	B	C	B	Yes
XXXX	XXXX	XXXX	Property	Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, AVM not required, Field Review not required	(2021-07-13) Appraiser states on page 2 the market trends are increasing with sale times under 90 days, however, makes time adjustments that are minimal for this market. Online sources are noted in May XXXX alone an XX% increase in prices. The adjustments are extremely low as compared to market trends in the area and furthermore, sale data from XX/XXXX-XX/XXXX should not have been used, sale data under 90 days would be considered the most reliable data. Again this would affect the overall valuation of the subject. Sale #1 has an adverse location influence with a +$X,XXX.XX location adjustment. The online street shows a double yellow line with heavy traffic, a XXXXX XXX station next to that sale, nail salon across the street and an apartment building. The adjustment of $X,XXX.XX is not eve close to being realistic, and to make this comparable 1 is making no sense. This is supposed to be the best sale in the report, it’s the least, and in reality isn’t even a comparable, it’s a sale. The subject is a 4 bedroom home, appraiser’s use of 3 bedroom homes would be considered the least desirable sale data and a functional utility adjustment for 3 versus 4 might have been considered appropriate. Overall there is a
reliance on not truly comparable sale data, and this is affecting the overall valuation of the subject.	(2022-02-15) Lender provided a XXXX appraisal with a $X,XXX.XX value and within tolerance of $X,XXX.XXK stated value. Condition cleared.
(2021-12-14) Lenderr provided a XXXX appraisal with a $X,XXX.XX value and within tolerance of $X,XXX.XX stated value.  Condition cleared.
(2021-07-13) Condition Remains - XXX responded to Seller Rebuttal with the below:
XXXX XXXX XXXX XXXX XX/XX/XXXX: Comments added to the Supplemental Addendum page 8 of 17 stating: "The effective date has changed as new comps were selected that were more recent -with no dated sales or comps with location detriments-the appraisal a
2055 driveby needs no interior inspection so this new selection of comps is warranted and reasonable for the assignment which is a more credible appraisal with the selection of the comps"
								(2021-05-26) Field review received; outside of tolerance (XX%). Condition remains.	UW Guides require XX months reserves, loan qualified with XX months reserves.; Primary borrower has 15.00 years in field. ; Borrower has resided in current property for 17.08 years.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
XXXX	XXXX	XXXX	Credit		Required Documentation is Missing	Missing evidence of newly obtained P & I for the borrowers’ primary residence.		(2021-05-17) Lender provided documentation to support new PITI expenses on primary residence. Condition is cleared.	UW Guides require XX months reserves, loan qualified with XXX months reserves.; Primary borrower has 15.00 years in field. ; Borrower has resided in current property for 17.08 years.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes
XXXX	XXXX	XXXX	Compliance		Non-TQM - Failing AUS	Loan is failing to meet Temporary Qualified Mortgage (TQM) standards due to a failing to meet the Automated Underwriting Standards (AUS). Loan is failing to meet Temporary Qualified Mortgage (TQM) standards due to the borrower's financed properties exceed the number submitted to DU, Missing VVOE, and Missing T & I for Primary Residence.		(2021-05-17) AUS Standards are now met and loan meets TQM standards. (2021-05-17) Lender provided an updated AUS. Condition is cleared.	UW Guides require XX months reserves, loan qualified with XX months reserves.; Primary borrower has 15.00 years in field. ; Borrower has resided in current property for 17.08 years.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
XXXX	XXXX	XXXX	Property	Subject Approved with Appraisal Waiver	Loan is to be securitized, and was originated with an Appraisal Waiver. Secondary Valuation required to support value.	(2021-07-02) The appraisal product is an “exterior only” appraisal without an interior inspection as stated in the appraisal report on page 3.
The appraiser relied on distant comparable data, sale 1,2 and 4, dated comparable data, sale 3 XX/XXXX no time adjustment in a market with extreme value increases, sale 4 XX/XXXX no time adjustment. Appraiser states the market is “stable” however, that is not correct.

“The XXXX XXXX XXXX housing market posted a year-over-year increase of XX% in sales. Compared to July, sales decreased by XX%. The median home price of the LA metropolitan region rose to $X,XXX.XX, up XX% from last year. Compared to July, the median price increased by XX%.”

							Overall, I cannot agree with the market condition trends, condition adjustment or lack of positive time adjustments.	(2022-02-15) Lender provided XXXX appraisal with $X,XXX.XX and within tolerance of $X,XXX.XX stated value. Condition acknowledged by Client.	UW Guides require XX months reserves, loan qualified with XX months reserves.; Primary borrower has 10.00 years in field.	Acknowledged by Client	3	2	C	B	C	B	C	B	C	B	C	B	Yes
XXXX	XXXX	XXXX	Property	Missing Secondary Valuation	A valid secondary valuation supporting the origination appraisal value is not present, CU Score is Missing, No CDA in File, AVM not required, Field Review not required	(2021-07-02) The appraisal product is an “exterior only” appraisal without an interior inspection as stated in the appraisal report on page 3.
The appraiser relied on distant comparable data, sale 1,2 and 4, dated comparable data, sale 3 XX/XXXX no time adjustment in a market with extreme value increases, sale 4 XX/XXXX no time adjustment. Appraiser states the market is “stable” however, that is not correct.

“The XXXX XXXX XXXX housing market posted a year-over-year increase of XX% in sales. Compared to July, sales decreased by XX%. The median home price of the XX metropolitan region rose to $X,XXX.XX, up XX% from last year. Compared to July, the median price increased by XX%.”

Overall, I cannot agree with the market condition trends, condition adjustment or lack of positive time adjustments.	(2022-02-15) Lender provided XXXX appraisal with $X,XXX.XX and within tolerance of $X,XXX.XX stated value. Condition cleared.
(2021-12-14) Lender provided XXXX appraisal with $X,XXX.XX and within tolerance of $X,XXX.XX stated value.  Condition cleared.
(2021-07-02) Condition Remains - XXX responded to Seller Rebuttal with the  Appraiser has submitted a revised report with a new signature date addressing client issues, see
Addendum Page 10 for comments; - The appraiser was not provided with a source for the stated median price increase. Additionally, it references "July" with no year given. The effective date of the appraisal is XX/XX/XXXX. Furthermore, it references the "XX metropolitan region: with no further clarification. XXXXX county consists of over 4,000 square miles. It would be misleading to apply figures for the entire county to the subject's specific neighborhood.As stated in the Neighborhood Market Conditions section on page 1, "after an analysis of market activity including inventory, days on market, sales volumes, REOs and short sales, as well as information published by real estate services, it appears that sales prices in the subject's area are stable." Per the XXXX XXXX XXXX XXXX.
Activity report, the median sales price of condominiums in the subject's zip code decreased XX% year-over-year from March XXXX to
March XXXX (see exhibit addendum added to the report as page 11). Per form 1004MC (Market Conditions), the median comparable sales price has remained stable over the twelve months preceding the effective date of the appraisal.It is the appraiser's opinion that no
"time adjustments" are warranted as per the market conditions that existed in the subject market area as of the effective date of the
appraisal.As previously stated in the Comment Addendum on page 9, "In an effort to utilize comparable sales with similar GLA, condition and/or amenities, it was necessary to expand the search radius to over one mile. These properties would appeal to a similar market group.
(pg10)The following information is provided and the signature date is updated from XX/XX/XXXX to XX/XX/XXXX:

1) Per client, The appraiser relied on distant comparable data, sale 1,2 and 4, dated comparable data, sale 3 XX/XXXX no time adjustment in a market with extreme value increases, sale 4 XX/XXXX no time adjustment. Appraiser states the market is stable however, that s not correct.
- The Metro Los Angeles housing market posted a year-over-year increase of XX% in sales. Compared to July, sales decreased by XX%. The median home price of the LA metropolitan region rose to $X,XXX.XX, up XX% from last year.
Compared to July, the median price increased by XX%.

The appraiser was not provided with a source for the stated median price increase. Additionally, it references "July" with no year given. The effective date of the appraisal is XX/XX/XXXX. Furthermore, it references the "LA metropolitan region: with no further clarification. Los Angeles county consists of over 4,000 square miles. It would be misleading to apply figures for the entire county to the subject's specific neighborhood.

As stated in the Neighborhood Market Conditions section on page 1, "after an analysis of market activity including inventory, days on market, sales volumes, REOs and short sales, as well as information published by real estate services, it appears that sales prices in the subject's area are stable." Per the CoreLogic Southern California Home Resale Activity report, the median sales price of condominiums in the subject's zip code decreased XX% year-over-year from March XXXX to March XXXX
(see exhibit addendum added to the report as page 11). Per form 1004MC (Market Conditions), the median comparable sales price has remained stable over the twelve months preceding the effective date of the appraisal.

It is the appraiser's opinion that no "time adjustments" are warranted as per the market conditions that existed in the subject market area as of the effective date of the appraisal.

As previously stated in the Comment Addendum on page 9, "In an effort to utilize comparable sales with similar GLA, condition and/or amenities, it was necessary to expand the search radius to over one mile.  These properties would appeal to a similar market group."

								(2021-05-18) A Field Review was provided with a value of $X,XXX.XX. The original appraised value was $X,XXX.XX, yielding a variance of XX%. The Field Review was not within the acceptable 10.00% tolerance. Condition remains.	UW Guides require XX months reserves, loan qualified with XX months reserves.; Primary borrower has 10.00 years in field.	Cleared	3	1	C	A	C	A	C	A	C	A	C	A	Yes
XXXX	XXXX	XXXX	Credit		Missing Evidence of Insurance for Primary Residence	Missing Evidence of Insurance for Primary Residence Lender provided evidence of insurance for primary residence. Condition cleared.		(2021-07-28) Lender provided evidence of insurance for primary residence. Condition cleared.	Coborrower has 16.00 years in field.; UW Guides require XX months reserves, loan qualified with XX months reserves.; UW guides maximum DTI of XX%, loan qualified with DTI of XX%. ; FICO is higher than guidelines. FICO is: XXXX and the guideline is:XXX.	Cleared	3	1	D	A	D	A	D	A	D	A	D	A	Yes